LICENSE ASSET	12 Months Ended
Dec. 31, 2025
LICENSE ASSET
LICENSE ASSET

9. LICENSE ASSET

License asset is as follows:

	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)		(Note 3)
Total	9,000	—	—

In May 2024, the Group entered into an exclusive publishing license agreement with Wemade Co., Ltd. The Group will exclusively publish and service the new MIR M game in mainland China. According to the agreement, the total license fee is RMB 18.0 million. As of December 31, 2024, the Group has prepaid for the license fee of RMB 9.0 million (US$ 1.2 million), the remaining license fee of RMB 9.0 million will be paid after the close beta testing date. The license authorization period is five years after the commercial launch, so the license asset is classified as a long-term asset. In September 2025, the Group has terminated the agreement with Wemade Co., Ltd. The license fee of RMB 9.0 million has been retrieved, and the license asset is recognized as 0. The Group received the refund of RMB 9.0 million in October 2025.